FORM 13F COVER PAGE

Report for the Calendar Quarter ended: March 31,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      April 22,2010


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                         Wright Private Asset Management
                                                                   FORM 13F
                                                                March 31,2010
                                                           Form 13F Information Table                   Voting Authority
                                  Title                   ----------------------------               ---------------------------
                                   of                      Value    Shares/ Sh/ Put/ Invstmt  Other
Name Of Issuer                    Class       CUSIP       (x$1000)  Prn Amt Prn Call Dscretn  Mgrs     Sole   Shared   None
-------------------------         -----     --------- -------------------------- --------------------------- ---------------


COMMON STOCK
------------
AT&T Inc                           COM      00206r102        581     22,473   SH       SOLE           21,676    0        797
American Express Co.               COM      025816109        295      7,150   SH       SOLE            6,915    0        235
Apple Computer  Inc                COM      037833100        357      1,520   SH       SOLE            1,470    0         50
Bank Of America Corp               COM      060505104        214     11,984   SH       SOLE           11,549    0        435
CVS/Caremark Corp                  COM      126650100        278      7,615   SH       SOLE            7,385    0        230
Caterpillar Inc                    COM      149123101        241      3,840   SH       SOLE            3,630    0        210
Chevron Corp                       COM      166764100        669      8,825   SH       SOLE            8,525    0        300
Cisco System Inc                   COM      17275r102        407     15,618   SH       SOLE           15,053    0        565
Coca Cola Co.                      COM      191216100        254      4,625   SH       SOLE            4,450    0        175
Costco Wholesale Corp              COM      22160k105        270      4,520   SH       SOLE            4,300    0        220
Exelon Corp                        COM      30161n101        265      6,060   SH       SOLE            5,815    0        245
Exxon Mobil Corp                   COM      30231g102        553      8,258   SH       SOLE            7,925    0        333
General Electric Co.               COM      369604103        392     21,520   SH       SOLE           20,870    0        650
Hewlett-Packard Co.                COM      428236103        569     10,701   SH       SOLE           10,301    0        400
Honeywell Intl Inc                 COM      438516106        275      6,080   SH       SOLE            5,900    0        180
I B M                              COM      459200101        621      4,845   SH       SOLE            4,685    0        160
Illinois Tool Works                COM      452308109        200      4,230   SH       SOLE            4,045    0        185
Intel Corp                         COM      458140100        461     20,687   SH       SOLE           19,932    0        755
JP Morgan Chase & Co.              COM      46625h100        512     11,440   SH       SOLE           11,050    0        390
Johnson & Johnson                  COM      478160104        476      7,301   SH       SOLE            7,035    0        266
McDonalds Corp                     COM      580135101        522      7,825   SH       SOLE            7,520    0        305
Medtronic Inc                      COM      585055106        336      7,466   SH       SOLE            7,160    0        306
Metlife Inc                        COM      59156r108        310      7,160   SH       SOLE            6,840    0        320
Microsoft Corp                     COM      594918104        564     19,244   SH       SOLE           18,589    0        655
Nike Inc Cl B                      COM      654106103        234      3,185   SH       SOLE            3,045    0        140
Pepsico Inc                        COM      713448108        314      4,744   SH       SOLE            4,555    0        189
Pfizer Inc                         COM      717081103        394     22,974   SH       SOLE           22,127    0        847
Procter & Gamble                   COM      742718109        362      5,725   SH       SOLE            5,535    0        190
Schlumberger Ltd                   COM      806857108        349      5,505   SH       SOLE            5,295    0        210
Sigma-Aldrich                      COM      826552101        226      4,203   SH       SOLE            4,050    0        153
Target Corp                        COM      87612e106        367      6,970   SH       SOLE            6,720    0        250
US Bancorp                         COM      902973304        297     11,480   SH       SOLE           10,995    0        485
United Technologies                COM      913017109        377      5,120   SH       SOLE            4,930    0        190
Walmart Stores                     COM      931142103        321      5,775   SH       SOLE            5,575    0        200
Wellpoint Inc                      COM      94973v107        271      4,210   SH       SOLE            4,060    0        150
Wells Fargo Company                COM      949746101        357     11,475   SH       SOLE           11,050    0        425
                                                        -----------
GRAND TOTAL                                               13,493
                                                        ===========


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   36
Form 13F Information Table Value Total:              $13,943


List of Other Included Managers:            NONE